Property, plant and equipment (Details) € in Millions	1 Months Ended		12 Months Ended				36 Months Ended
	Dec. 31, 2020 EUR (€) aircraft	Sep. 30, 2014 aircraft	Mar. 31, 2022 EUR (€) aircraft	Mar. 31, 2021 EUR (€) aircraft	Mar. 31, 2020 EUR (€) aircraft	Mar. 31, 2014 aircraft	Mar. 31, 2022 EUR (€)
Reconciliation of property, plant and equipment
Property, plant and equipment			€ 9,095.1	€ 8,361.1	€ 9,438.0		€ 9,095.1
Net book value of leased assets classified as property, plant and equipment					132.0
Boeing
Reconciliation of property, plant and equipment
Number of Aircraft, Firm Order | aircraft						135
Number of Aircraft, Firm Order, revised agreement | aircraft	210
Aircraft
Reconciliation of property, plant and equipment
Net book value of aircraft mortgaged to lenders as security for loans			692.0	950.0	1,337.0		692.0
Property, plant and equipment			8,930.8	8,192.9	9,269.0		8,930.8
Contractual amendments	€ (497.0)
Aircraft under finance lease
Reconciliation of property, plant and equipment
Net book value of leased assets classified as property, plant and equipment			€ 0.0	€ 0.0	€ 132.0		0.0
Boeing 737-800s
Reconciliation of property, plant and equipment
Number of aircraft sold | aircraft			10	7	3
Boeing 737-8200
Reconciliation of property, plant and equipment
Number of Aircraft, Firm Order | aircraft		100
Supplier reimbursements			€ 114.0	€ 378.0	€ 0.0		€ 492.0
Aircraft delivery delay							2 years